11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919
November 25, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Growth Series CIK No. 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post Effective Amendment No. 79 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to include new funds as part of Invesco Ltd.’s (parent company of the adviser, Invesco Aim Advisors. Inc.) acquisition of Morgan Stanley’s asset management business, including Van Kampen Investments. The new funds, listed on Exhibit A attached to this letter (the “New Funds”), are shell series portfolios intended to acquire the assets of the corresponding Morgan Stanley and Van Kampen funds (the “Previous Funds”), pursuant to shareholder vote on applicable plans of agreement and reorganization.
We respectfully request that the Staff selectively review the Amendment because the New Funds contain materially the same investment objective, strategies and risk disclosure as it pertains to the corresponding Previous Funds, which disclosure was previously reviewed by the Commission Staff, except for the following:
•	We have changed certain of the fundamental policies to be non-fundamental, including the investment objectives on Previous Funds where this was fundamental.

•	In accordance with the 1940 Act and the rules thereunder, we have amended the illiquidity and borrowing amounts on the New Funds to 15% and 33 1/3%, respectively.

•	We have moved the ratings tables from the prospectuses and referred to ratings information in the SAI.

•	We have added a summary section to the statutory prospectus according to the new Form N-1A rules and instructions.
In addition to these disclosure changes, certain of the New Funds either retain the portfolio management teams of the Previous Fund, or receive partial or fully new portfolio management teams. In all cases, the investment objectives, strategies and risks of the New Funds will materially follow that of the Previous Funds, except as otherwise noted in this letter.
Finally, due to the fact that the filings for the New Funds may be occurring simultaneous with the annual update filings for the Previous Funds, the Staff for the Previous Funds may be reviewing changes that we will make for the New Funds in subsequent amendments.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson

Peter Davidson
Assistant General Counsel
cc:	Vince Di Stefano, Esq. (Commission Staff)

Exhibit A

Previous Morgan Stanley or Van Kampen Fund	New AIM Growth Series

Morgan Stanley Convertible Securities Fund	Invesco Convertible Securities Fund
Van Kampen Asset Allocation Conservative Fund	Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund	Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund	Van Kampen Asset Allocation Moderate Fund
Van Kampen Harbor Fund	Van Kampen Harbor Fund
Van Kampen Leaders Fund	Van Kampen Leaders Fund
Van Kampen Real Estate Securities Fund	Van Kampen Real Estate Securities Fund
Van Kampen U.S. Mortgage Fund	Van Kampen U.S. Mortgage Fund